SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Financial Risks And Capital Risks Management
Financial assets at amortized cost	$ 7,722,459	$ 11,891,291
Financial liabilities at amortized cost	$ (28,128,661)	$ (34,347,163)